Filed Pursuant to Rule 497(e)
1933 Act File No. 333-192733
1940 Act File No. 811-22917

ABSOLUTE SHARES TRUST

April 17, 2020

EXPLANATORY NOTE

On behalf of the WBI BullBear Trend Switch US Total Return ETF, WBI BullBear Trend Switch US 1000 ETF, WBI BullBear Trend Switch US 2000 ETF, WBI BullBear Trend Switch US 1000 Total Return ETF, WBI BullBear Trend Switch US 2000 Total Return ETF, WBI BullBear Trend Switch US 3000 Total Return ETF, WBI BullBear Global Income ETF, WBI Power FactorTM High Dividend ETF, WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF, each a series of Absolute Shares Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on April 2, 2020; such form of Supplement (Accession Number 0000894189-20-002490) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE